4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2015
Transfers and Servicing of Financial Assets [Abstract]
Schedule Of Mortgage Servicing Rights
	2015	2014

Balance at beginning of year	$1,311,965	$1,329,079
Mortgage servicing rights capitalized	230,818	209,713
Mortgage servicing rights amortized	(257,921)	(250,955)
Change in valuation allowance	8,217	24,128
Balance at end of year	$1,293,079	$1,311,965